Stockholders' Equity - Summarize Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Unrealized Gain (Loss) on Derivatives, Balances at Beginning	$ 131	$ (32)
Unrealized Gain (Loss) on Derivatives, Other comprehensive income (loss) before reclassifications	(334)	24
Unrealized Gain (Loss) on Derivatives, Amounts reclassified from accumulated other comprehensive income (loss)	222	108
Unrealized Gain (Loss) on Derivatives, Tax effect	(26)	31
Unrealized Gain (Loss) on Derivatives, Balance at Ending	(7)	131
Foreign Currency Translation Adjustment, Balances at Beginning	(94)	11
Foreign Currency Translation Adjustment, Other comprehensive income (loss) before reclassifications	78	(105)
Foreign Currency Translation Adjustment, Balance at Ending	(16)	(94)
Balances at Beginning	37	(21)
Other comprehensive income (loss) before reclassifications	(256)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	222	108
Tax effect	(26)	31
Balance at Ending	$ (23)	$ 37